SCHEDULE OF FAIR VALUE LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	$ 279,890	$ 214,382	$ 213,569	$ 307,973
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	$ 279,890	$ 214,382	$ 213,569